Subsequent Events (Details) - Forecast [Member]	Oct. 15, 2024 shares
Subsequent Events [Line Items]
Reverse share split	100,000,000
Reverse split	5:1
Common stock, shares issued	20,000,000
Common stock, shares outstanding	20,000,000